Document and Entity Information	Sep. 18, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001627857
Document Type	8-K
Document Period End Date	Sep. 18, 2019
Entity Registrant Name	SailPoint Technologies Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-38297
Entity Tax Identification Number	47-1628077
Entity Address, Address Line One	11120 Four Points Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726
City Area Code	(512)
Local Phone Number	346-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share)
Trading Symbol	SAIL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false